Document and Entity Information	Jul. 25, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 25, 2024
Entity Registrant Name	AMARIN CORP PLC\UK
Entity Incorporation State Country Code	X0
Entity File Number	0-21392
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Iconic Offices, The Greenway
Entity Address, Address Line Two	Block C Ardilaun Court
Entity Address, Address Line Three	112-114 St Stephens Green
Entity Address, City or Town	Dublin
Entity Address, Postal Zip Code	2
Entity Address, Country	IE
Country Region	353
City Area Code	1
Local Phone Number	6699 020
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	American Depositary Shares (ADS(s)), each ADS representing the right to receive one (1) Ordinary Share of Amarin Corporation plc
Trading Symbol	AMRN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000897448
Amendment Flag	false